LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–99.13%
Advertising–0.27%
Omnicom Group 3.63% 5/1/22	450,000	$ 465,496
WPP Finance 3.63% 9/7/22	200,000	208,530
		674,026
Aerospace & Defense–1.74%
Boeing
1.17% 2/4/23	220,000	222,950
1.43% 2/4/24	1,000,000	1,012,696
2.13% 3/1/22	200,000	203,422
2.70% 5/1/22	240,000	245,096
4.51% 5/1/23	750,000	802,788
General Dynamics
2.25% 11/15/22	150,000	154,023
3.38% 5/15/23	350,000	371,123
L3Harris Technologies 3.85% 6/15/23	300,000	320,061
Northrop Grumman 3.25% 8/1/23	300,000	319,968
Raytheon Technologies
2.50% 12/15/22	200,000	205,709
3.20% 3/15/24	250,000	267,181
Teledyne Technologies 0.95% 4/1/24	250,000	248,980
		4,373,997
Agriculture–1.04%
Altria Group 4.00% 1/31/24	350,000	380,035
Bunge Limited Finance 3.00% 9/25/22	200,000	206,183
Philip Morris International
1.13% 5/1/23	635,000	644,275
2.38% 8/17/22	200,000	205,384
2.50% 11/2/22	600,000	619,342
Reynolds American 4.85% 9/15/23	500,000	549,042
		2,604,261
Airlines–0.20%
Southwest Airline 4.75% 5/4/23	460,000	496,660
		496,660
Apparel–0.09%
Ralph Lauren 1.70% 6/15/22	25,000	25,396
VF 2.05% 4/23/22	200,000	203,277
		228,673
Auto Manufacturers–4.44%
American Honda Finance
0.40% 10/21/22	250,000	250,079
0.65% 9/8/23	190,000	190,375
0.88% 7/7/23	365,000	367,548
1.95% 5/20/22	65,000	66,201
2.05% 1/10/23	550,000	565,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
American Honda Finance (continued)
2.20% 6/27/22	200,000	$ 204,439
2.60% 11/16/22	200,000	206,955
3.55% 1/12/24	250,000	269,866
General Motors 5.40% 10/2/23	600,000	651,494
General Motors Financial
1.70% 8/18/23	455,000	463,386
3.15% 6/30/22	250,000	257,036
3.25% 1/5/23	250,000	260,423
3.45% 4/10/22	650,000	665,268
3.55% 7/8/22	200,000	207,177
4.15% 6/19/23	350,000	375,509
5.20% 3/20/23	375,000	406,684
PACCAR Financial
0.35% 8/11/23	400,000	399,530
0.35% 2/2/24	80,000	79,641
0.80% 6/8/23	30,000	30,283
1.90% 2/7/23	200,000	205,544
2.00% 9/26/22	65,000	66,563
2.65% 4/6/23	65,000	68,072
Stellantis 5.25% 4/15/23	500,000	540,795
Toyota Motor 0.68% 3/25/24	300,000	299,931
Toyota Motor Credit
0.35% 10/14/22	250,000	250,084
0.45% 7/22/22	350,000	350,681
0.45% 1/11/24	350,000	349,041
0.50% 8/14/23	1,060,000	1,060,475
1.15% 5/26/22	200,000	202,162
2.16% 7/2/22	305,000	312,037
2.65% 4/12/22	100,000	102,413
2.70% 1/11/23	350,000	364,138
2.90% 3/30/23	630,000	660,949
3.45% 9/20/23	350,000	374,996
		11,125,187
Banks–35.06%
Australia & New Zealand Banking Group
2.05% 11/21/22	500,000	513,905
2.63% 11/9/22	200,000	207,560
Banco Bilbao Vizcaya Argentaria 0.88% 9/18/23	200,000	200,533
Banco Santander
3.13% 2/23/23	200,000	209,244
3.50% 4/11/22	200,000	206,043
3.85% 4/12/23	400,000	425,352
Bank of America
μ0.81% 10/24/24	600,000	601,487
μ1.49% 5/19/24	950,000	965,683
2.50% 10/21/22	100,000	101,183
μ2.82% 7/21/23	650,000	669,141
μ2.88% 4/24/23	150,000	153,589
μ3.00% 12/20/23	1,100,000	1,144,049
3.30% 1/11/23	500,000	525,284
LVIP SSGA Short-Term Bond Index Fund–1

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
μ3.46% 3/15/25	500,000	$ 536,885
μ3.55% 3/5/24	700,000	738,552
μ3.86% 7/23/24	1,000,000	1,071,073
4.10% 7/24/23	300,000	324,091
4.13% 1/22/24	750,000	819,746
Bank of Montreal
0.45% 12/8/23	355,000	353,835
2.05% 11/1/22	290,000	297,841
2.35% 9/11/22	550,000	566,870
2.55% 11/6/22	200,000	206,434
μ4.34% 10/5/28	250,000	270,721
Bank of New York Mellon
0.35% 12/7/23	415,000	414,615
1.85% 1/27/23	190,000	195,480
1.95% 8/23/22	210,000	214,770
2.20% 8/16/23	300,000	312,002
μ2.66% 5/16/23	150,000	153,899
3.45% 8/11/23	350,000	374,508
3.50% 4/28/23	150,000	159,521
Bank of Nova Scotia
0.55% 9/15/23	350,000	350,072
1.63% 5/1/23	450,000	461,358
1.95% 2/1/23	200,000	205,600
2.00% 11/15/22	500,000	513,373
2.38% 1/18/23	200,000	206,905
3.40% 2/11/24	250,000	269,073
Barclays
μ1.01% 12/10/24	740,000	739,391
1.70% 5/12/22	350,000	354,837
3.68% 1/10/23	300,000	306,851
μ4.34% (LIBOR03M + 1.36%) 5/16/24	450,000	481,852
BBVA 3.50% 6/11/21	250,000	250,807
BNP Paribas 3.25% 3/3/23	250,000	263,321
Canadian Imperial Bank of Commerce
0.50% 12/14/23	250,000	249,019
0.95% 6/23/23	755,000	761,684
μ2.61% 7/22/23	400,000	410,694
Citigroup
μ0.78% 10/30/24	250,000	249,830
μ1.68% 5/15/24	700,000	714,259
2.70% 10/27/22	750,000	774,145
μ2.88% 7/24/23	1,000,000	1,030,056
3.50% 5/15/23	500,000	528,981
μ4.04% 6/1/24	850,000	911,062
Comerica 3.70% 7/31/23	300,000	320,776
Cooperatieve Rabobank
0.38% 1/12/24	575,000	572,004
2.75% 1/10/23	250,000	260,497
3.95% 11/9/22	500,000	526,456
Credit Suisse
0.50% 2/2/24	290,000	286,728
1.00% 5/5/23	1,200,000	1,206,538
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group Funding Guernsey 3.80% 9/15/22	750,000	$ 781,152
Deutsche Bank
1.00% 4/1/25	250,000	249,913
μ2.22% 9/18/24	815,000	836,571
3.30% 11/16/22	300,000	311,552
3.95% 2/27/23	150,000	158,424
Discover Bank
3.35% 2/6/23	300,000	313,864
4.20% 8/8/23	250,000	269,745
Fifth Third Bancorp
1.63% 5/5/23	70,000	71,539
2.60% 6/15/22	250,000	256,165
3.65% 1/25/24	500,000	538,706
Fifth Third Bank 1.80% 1/30/23	250,000	256,326
First Horizon National 3.55% 5/26/23	100,000	105,708
μFirst Republic Bank 1.91% 2/12/24	250,000	255,860
FNB 2.20% 2/24/23	170,000	173,317
Goldman Sachs Group
0.48% 1/27/23	500,000	499,315
0.52% 3/8/23	220,000	220,015
μ0.63% 11/17/23	635,000	635,114
μ0.67% 3/8/24	1,350,000	1,348,941
μ2.91% 6/5/23	700,000	718,775
μ2.91% 7/24/23	600,000	617,726
3.00% 4/26/22	500,000	500,782
3.20% 2/23/23	200,000	209,288
3.63% 1/22/23	350,000	369,046
3.63% 2/20/24	350,000	376,653
HSBC Holdings
μ3.03% 11/22/23	1,000,000	1,040,065
3.60% 5/25/23	350,000	372,482
μ3.80% 3/11/25	750,000	809,887
μ3.95% 5/18/24	400,000	426,903
Huntington National Bank
1.80% 2/3/23	250,000	255,679
3.13% 4/1/22	250,000	256,314
ING Groep 4.10% 10/2/23	500,000	541,307
JPMorgan Chase & Co
μ0.56% 2/16/25	670,000	665,019
μ0.65% 9/16/24	265,000	265,515
μ0.70% 3/16/24	1,000,000	1,003,652
μ2.78% 4/25/23	350,000	358,420
3.20% 1/25/23	250,000	262,602
μ3.21% 4/1/23	735,000	754,947
3.25% 9/23/22	300,000	312,990
3.38% 5/1/23	700,000	740,912
μ3.56% 4/23/24	550,000	582,892
μ3.80% 7/23/24	1,000,000	1,070,317
μ4.02% (LIBOR03M + 1.00%) 12/5/24	600,000	650,953

LVIP SSGA Short-Term Bond Index Fund–2

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. 1.51% 6/1/24	1,200,000	$ 1,224,903
KeyBank
μ0.42% 1/3/24	250,000	249,783
1.25% 3/10/23	450,000	456,974
2.30% 9/14/22	150,000	154,080
2.40% 6/9/22	250,000	255,941
Lloyds Banking Group
μ0.70% 5/11/24	315,000	314,863
μ1.33% 6/15/23	400,000	403,857
μ2.91% 11/7/23	500,000	518,050
3.90% 3/12/24	250,000	271,373
4.05% 8/16/23	550,000	593,281
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	255,651
Mitsubishi UFJ Financial Group
μ0.85% 9/15/24	1,350,000	1,351,371
2.62% 7/18/22	550,000	565,183
2.67% 7/25/22	250,000	257,115
3.46% 3/2/23	150,000	158,163
3.76% 7/26/23	600,000	642,806
μMizuho Financial Group
0.85% 9/8/24	900,000	901,884
1.24% 7/10/24	500,000	505,260
2.72% 7/16/23	200,000	205,447
Morgan Stanley
μ0.53% 1/25/24	1,000,000	998,177
μ0.56% 11/10/23	375,000	375,121
2.75% 5/19/22	400,000	410,822
3.13% 1/23/23	250,000	261,762
μ3.74% 4/24/24	800,000	850,492
3.75% 2/25/23	750,000	795,153
4.10% 5/22/23	750,000	801,997
4.88% 11/1/22	400,000	426,464
MUFG Union Bank
2.10% 12/9/22	250,000	256,702
3.15% 4/1/22	250,000	256,544
National Australia Bank
1.88% 12/13/22	250,000	256,543
3.63% 6/20/23	750,000	801,832
National Bank of Canada
μ0.90% 8/15/23	250,000	251,142
2.10% 2/1/23	250,000	256,999
Natwest Group
μ3.50% 5/15/23	400,000	412,315
μ4.52% 6/25/24	400,000	431,785
6.00% 12/19/23	250,000	282,198
PNC Bank
2.45% 7/28/22	400,000	410,363
2.70% 11/1/22	250,000	258,709
2.95% 1/30/23	500,000	521,212
3.50% 6/8/23	250,000	265,645
3.80% 7/25/23	300,000	321,701
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
PNC Financial Services Group 3.50% 1/23/24	250,000	$ 269,593
Regions Financial 3.80% 8/14/23	350,000	375,411
Royal Bank of Canada
0.43% 1/19/24	345,000	342,937
0.50% 10/26/23	520,000	520,416
1.60% 4/17/23	450,000	460,850
1.95% 1/17/23	405,000	416,028
2.80% 4/29/22	350,000	359,457
Royal Bank of Scotland Group
μ2.36% 5/22/24	400,000	412,691
3.88% 9/12/23	1,120,000	1,201,063
Santander 3.57% 1/10/23	200,000	204,443
Santander Holdings 3.70% 3/28/22	450,000	462,636
Santander Holdings USA 3.40% 1/18/23	250,000	261,014
μSantander Uk Group Holdings 1.09% 3/15/25	1,000,000	1,000,810
μSantander UK Group Holdings 4.80% 11/15/24	500,000	550,267
Sumitomo Mitsui Financial Group
0.51% 1/12/24	450,000	447,945
2.78% 7/12/22	250,000	257,392
2.78% 10/18/22	400,000	413,725
3.10% 1/17/23	500,000	523,239
3.75% 7/19/23	350,000	374,579
Svenska Handelsbanken 3.90% 11/20/23	350,000	381,134
Synchrony Bank 3.00% 6/15/22	300,000	308,100
Synovus Financial 3.13% 11/1/22	250,000	258,409
Toronto-Dominion Bank
0.25% 1/6/23	210,000	209,655
0.45% 9/11/23	650,000	649,341
0.55% 3/4/24	250,000	249,667
0.75% 6/12/23	460,000	463,340
1.90% 12/1/22	200,000	205,237
3.50% 7/19/23	300,000	321,188
Truist Bank
1.25% 3/9/23	900,000	915,963
2.45% 8/1/22	200,000	205,343
2.80% 5/17/22	150,000	153,892
3.00% 2/2/23	250,000	261,396
μ3.69% 8/2/24	250,000	267,154
Truist Financial
2.20% 3/16/23	250,000	258,332
3.05% 6/20/22	300,000	309,329
3.75% 12/6/23	350,000	379,022
US Bancorp
2.95% 7/15/22	350,000	361,399
3.38% 2/5/24	250,000	269,427

LVIP SSGA Short-Term Bond Index Fund–3

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
US Bank
1.95% 1/9/23	250,000	$ 256,764
2.65% 5/23/22	250,000	256,253
2.85% 1/23/23	250,000	261,372
3.40% 7/24/23	450,000	480,512
Wells Fargo & Co
3.45% 2/13/23	250,000	263,350
3.75% 1/24/24	1,250,000	1,351,707
Wells Fargo & Co.
μ1.65% 6/2/24	1,275,000	1,302,469
4.13% 8/15/23	500,000	540,913
Wells Fargo Bank 3.55% 8/14/23	650,000	695,849
Westpac Banking
2.00% 1/13/23	195,000	200,723
2.50% 6/28/22	250,000	256,734
2.75% 1/11/23	450,000	468,969
3.30% 2/26/24	500,000	538,172
		87,930,692
Beverages–1.49%
Constellation Brands
2.70% 5/9/22	200,000	204,346
4.25% 5/1/23	647,000	694,063
Diageo Capital 2.63% 4/29/23	600,000	625,075
Diageo Investment 2.88% 5/11/22	200,000	205,847
Keurig Dr Pepper
0.75% 3/15/24	335,000	335,107
4.06% 5/25/23	251,000	269,296
Molson Coors Beverage 3.50% 5/1/22	200,000	206,363
PepsiCo
0.40% 10/7/23	515,000	516,740
0.75% 5/1/23	265,000	267,550
2.25% 5/2/22	200,000	204,027
3.10% 7/17/22	200,000	206,404
		3,734,818
Biotechnology–1.15%
Amgen
2.65% 5/11/22	550,000	562,813
3.63% 5/15/22	400,000	409,677
Biogen 3.63% 9/15/22	200,000	209,034
Gilead Sciences
0.75% 9/29/23	465,000	465,540
2.50% 9/1/23	500,000	520,982
Illumina 0.55% 3/23/23	125,000	124,895
Royalty Pharma 0.75% 9/2/23	585,000	584,419
		2,877,360
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.11%
Fortune Brands Home & Security 4.00% 9/21/23	250,000	$ 269,823
		269,823
Chemicals–1.35%
Celanese US Holdings 5.88% 6/15/21	200,000	202,000
DuPont de Nemours
2.17% 5/1/23	990,000	994,179
4.21% 11/15/23	400,000	434,518
Eastman Chemical 3.60% 8/15/22	200,000	206,887
Ecolab 2.38% 8/10/22	200,000	205,115
Linde 2.20% 8/15/22	350,000	357,087
LYB International Finance 4.00% 7/15/23	250,000	268,789
Mosaic 3.25% 11/15/22	200,000	207,761
Nutrien
1.90% 5/13/23	85,000	87,175
3.50% 6/1/23	200,000	210,745
Sherwin-Williams 4.20% 1/15/22	200,000	204,055
		3,378,311
Commercial Services–0.64%
Cintas No. 2 2.90% 4/1/22	100,000	102,313
Equifax 3.60% 8/15/21	185,000	187,135
Global Payments 4.00% 6/1/23	200,000	214,127
Moody's 2.63% 1/15/23	200,000	207,316
PayPal Holdings
1.35% 6/1/23	395,000	401,984
2.20% 9/26/22	280,000	287,337
RELX Capital 3.50% 3/16/23	200,000	210,658
		1,610,870
Computers–3.41%
Apple
0.75% 5/11/23	935,000	944,902
1.70% 9/11/22	750,000	766,142
2.10% 9/12/22	450,000	461,996
2.30% 5/11/22	200,000	204,388
2.40% 1/13/23	200,000	207,328
2.40% 5/3/23	1,000,000	1,044,698
2.85% 2/23/23	500,000	522,106
Dell International 5.45% 6/15/23	1,050,000	1,147,500
Hewlett Packard Enterprise
2.25% 4/1/23	300,000	309,009
4.40% 10/15/22	400,000	420,765
4.45% 10/2/23	250,000	271,643
HP 4.05% 9/15/22	250,000	262,369
International Business Machines
1.88% 8/1/22	400,000	408,875

LVIP SSGA Short-Term Bond Index Fund–4

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines (continued)
2.85% 5/13/22	500,000	$ 514,252
2.88% 11/9/22	200,000	208,398
3.38% 8/1/23	500,000	536,057
3.63% 2/12/24	250,000	272,478
Leidos 2.95% 5/15/23	55,000	57,499
		8,560,405
Cosmetics & Personal Care–0.57%
Colgate-Palmolive 2.25% 11/15/22	250,000	258,158
Procter & Gamble
2.15% 8/11/22	450,000	460,939
3.10% 8/15/23	200,000	213,051
Unilever Capital
0.38% 9/14/23	300,000	300,913
2.20% 5/5/22	200,000	203,876
		1,436,937
Diversified Financial Services–5.01%
AerCap Ireland Capital
3.30% 1/23/23	550,000	570,257
4.50% 9/15/23	500,000	537,805
4.88% 1/16/24	250,000	272,036
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13% 7/3/23	250,000	265,217
Air Lease
2.25% 1/15/23	800,000	821,008
2.63% 7/1/22	200,000	204,350
Aircastle
4.40% 9/25/23	250,000	266,254
5.50% 2/15/22	200,000	207,948
Ally Financial
1.45% 10/2/23	235,000	238,558
3.05% 6/5/23	385,000	402,567
4.13% 2/13/22	100,000	103,046
American Express
2.50% 8/1/22	350,000	359,420
2.65% 12/2/22	200,000	207,454
2.75% 5/20/22	300,000	307,473
3.40% 2/27/23	650,000	684,134
3.40% 2/22/24	350,000	376,657
3.70% 8/3/23	600,000	642,201
Ameriprise Financial 4.00% 10/15/23	250,000	271,545
BlackRock 3.38% 6/1/22	200,000	207,187
Capital One Bank 3.38% 2/15/23	1,000,000	1,050,390
Capital One Financial
2.60% 5/11/23	421,000	437,837
3.20% 1/30/23	250,000	261,720
Charles Schwab
0.75% 3/18/24	400,000	402,154
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Charles Schwab (continued)
2.65% 1/25/23	200,000	$ 207,913
CME Group 3.00% 9/15/22	200,000	207,700
Discover Financial Services 3.85% 11/21/22	200,000	210,149
Eaton Vance 3.63% 6/15/23	250,000	266,689
Intercontinental Exchange
0.70% 6/15/23	175,000	175,466
2.35% 9/15/22	200,000	205,150
3.45% 9/21/23	200,000	213,632
4.00% 10/15/23	350,000	379,112
Jefferies Group 5.13% 1/20/23	150,000	161,763
Nasdaq 0.45% 12/21/22	100,000	100,063
ORIX 2.90% 7/18/22	200,000	206,069
Synchrony Financial 2.85% 7/25/22	200,000	205,380
Visa
2.15% 9/15/22	200,000	205,141
2.80% 12/14/22	500,000	519,362
Western Union 3.60% 3/15/22	200,000	204,949
		12,565,756
Electric–4.78%
Ameren Illinois 2.70% 9/1/22	200,000	205,207
American Electric Power 0.75% 11/1/23	185,000	184,960
Berkshire Hathaway Energy 2.80% 1/15/23	300,000	311,924
Black Hills 4.25% 11/30/23	250,000	271,167
CenterPoint Energy 2.50% 9/1/22	200,000	205,387
Consolidated Edison Co. of New York 0.65% 12/1/23	200,000	199,652
Consumers Energy 3.38% 8/15/23	250,000	265,059
Dominion Energy 2.75% 9/15/22	200,000	205,168
DTE Energy
0.55% 11/1/22	395,000	395,063
2.25% 11/1/22	100,000	102,561
2.60% 6/15/22	270,000	276,378
Duke Energy 3.05% 8/15/22	200,000	205,728
Duke Energy Carolinas 3.35% 5/15/22	250,000	258,422
Duke Energy Progress 3.38% 9/1/23	350,000	372,440
Edison International
2.40% 9/15/22	200,000	203,953
3.13% 11/15/22	55,000	56,841
Entergy 4.00% 7/15/22	250,000	259,646
Eversource Energy
2.75% 3/15/22	500,000	510,080
3.80% 12/1/23	250,000	270,151
Exelon 3.50% 6/1/22	500,000	515,714

LVIP SSGA Short-Term Bond Index Fund–5

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Georgia Power 2.85% 5/15/22	200,000	$ 205,406
National Rural Utilities Cooperative Finance 0.35% 2/8/24	360,000	357,745
NextEra Energy Capital Holdings
0.65% 3/1/23	725,000	727,318
1.95% 9/1/22	200,000	204,306
2.80% 1/15/23	200,000	207,952
2.90% 4/1/22	275,000	281,926
Oncor Electric Delivery 7.00% 9/1/22	200,000	218,122
Pacific Gas and Electric
1.37% 3/10/23	165,000	165,048
1.75% 6/16/22	755,000	756,146
4.25% 8/1/23	250,000	266,693
PPL Capital Funding 3.40% 6/1/23	150,000	157,850
PSEG Power 3.85% 6/1/23	150,000	159,916
Public Service Enterprise Group 2.65% 11/15/22	400,000	413,599
Public Service of Colorado 2.25% 9/15/22	200,000	203,824
Puget Energy 5.63% 7/15/22	200,000	210,394
Sempra Energy 2.90% 2/1/23	500,000	520,157
Southern
0.60% 2/26/24	115,000	114,271
2.95% 7/1/23	250,000	261,824
Southern California Edison
0.70% 4/3/23	155,000	154,924
1.10% 4/1/24	155,000	154,998
3.50% 10/1/23	250,000	265,531
Virginia Electric and Power 2.75% 3/15/23	300,000	311,087
WEC Energy Group
0.55% 9/15/23	200,000	199,589
0.80% 3/15/24	125,000	124,966
Xcel Energy 0.50% 10/15/23	80,000	79,923
		11,999,016
Electronics–0.52%
Agilent Technologies 3.88% 7/15/23	350,000	373,014
Arrow Electronics 3.50% 4/1/22	200,000	204,686
Flex 5.00% 2/15/23	200,000	214,727
Honeywell International
0.48% 8/19/22	305,000	305,231
2.15% 8/8/22	195,000	199,511
		1,297,169
Environmental Control–0.17%
Republic Services 4.75% 5/15/23	109,000	117,697
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control (continued)
Waste Management 2.40% 5/15/23	300,000	$ 311,044
		428,741
Food–0.97%
Campbell Soup 3.65% 3/15/23	300,000	317,673
Conagra Brands 3.20% 1/25/23	131,000	136,010
General Mills 2.60% 10/12/22	500,000	516,019
Hershey 3.38% 5/15/23	200,000	211,992
Kellogg 2.65% 12/1/23	250,000	262,627
Kroger 2.80% 8/1/22	250,000	257,125
McCormick & Co 2.70% 8/15/22	200,000	205,798
Mondelez International 0.63% 7/1/22	270,000	270,782
Tyson Foods 4.50% 6/15/22	250,000	259,596
		2,437,622
Gas–0.61%
Atmos Energy 0.63% 3/9/23	85,000	85,032
CenterPoint Energy Resources 0.70% 3/2/23	165,000	164,948
Eastern Energy Gas Holdings 3.55% 11/1/23	250,000	265,969
National Fuel Gas 3.75% 3/1/23	250,000	261,554
ONE Gas
0.85% 3/11/23	250,000	250,180
1.10% 3/11/24	250,000	249,929
SouthernGas Capital 2.45% 10/1/23	250,000	260,224
		1,537,836
Health Care Products–0.29%
Abbott Laboratories 3.40% 11/30/23	251,000	268,961
DH Europe Finance II Sarl 2.05% 11/15/22	150,000	153,802
Stryker 0.60% 12/1/23	105,000	105,065
Zimmer Biomet Holdings 3.15% 4/1/22	200,000	204,282
		732,110
Health Care Services–1.43%
Aetna
2.75% 11/15/22	200,000	206,023
2.80% 6/15/23	300,000	312,932
Anthem
0.45% 3/15/23	210,000	210,224
3.13% 5/15/22	400,000	412,038
3.30% 1/15/23	250,000	262,411
HCA 4.75% 5/1/23	500,000	538,921
Humana 2.90% 12/15/22	200,000	207,260

LVIP SSGA Short-Term Bond Index Fund–6

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Laboratoryof America Holdings 4.00% 11/1/23	250,000	$ 268,635
UnitedHealth Group
2.38% 10/15/22	150,000	154,724
2.88% 3/15/23	200,000	209,401
3.35% 7/15/22	250,000	259,562
3.50% 6/15/23	500,000	533,471
		3,575,602
Home Builders–0.29%
DR Horton 4.75% 2/15/23	250,000	266,284
Lennar 4.75% 11/15/22	250,000	262,187
NVR 3.95% 9/15/22	200,000	207,419
		735,890
Home Furnishings–0.08%
Whirlpool 4.70% 6/1/22	200,000	209,221
		209,221
Household Products Wares–0.23%
Church & Dwight 2.45% 8/1/22	200,000	204,884
Clorox 3.05% 9/15/22	350,000	361,055
		565,939
Insurance–1.52%
Aflac 3.63% 6/15/23	250,000	267,628
American International Group 4.88% 6/1/22	400,000	420,054
Aon 2.20% 11/15/22	65,000	66,737
Berkshire Hathaway 2.75% 3/15/23	750,000	783,633
Chubb INA Holdings
2.70% 3/13/23	250,000	260,743
2.88% 11/3/22	250,000	258,577
Equitable Holdings 3.90% 4/20/23	292,000	310,436
Marsh & McLennan 3.30% 3/14/23	250,000	262,962
MetLife 4.37% 9/15/23	500,000	546,222
μPrudential Financial
5.63% 6/15/43	200,000	214,328
5.88% 9/15/42	200,000	211,196
WR Berkley 4.63% 3/15/22	200,000	207,972
		3,810,488
Internet–1.32%
Amazon.com
0.40% 6/3/23	235,000	235,654
2.40% 2/22/23	350,000	362,917
2.50% 11/29/22	250,000	257,834
Baidu
2.88% 7/6/22	250,000	256,077
3.50% 11/28/22	200,000	208,599
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Baidu (continued)
3.88% 9/29/23	550,000	$ 588,082
Booking Holdings 2.75% 3/15/23	250,000	260,512
E*TRADE Financial 2.95% 8/24/22	200,000	206,533
eBay 3.80% 3/9/22	500,000	514,526
Expedia Group 3.60% 12/15/23	250,000	266,088
TD Ameritrade Holding 2.95% 4/1/22	150,000	153,301
		3,310,123
Investment Company Security–0.23%
Ares Capital
3.50% 2/10/23	200,000	208,540
3.63% 1/19/22	250,000	255,205
Blackstone / GSO Secured Lending Fund 3.65% 7/14/23	100,000	104,267
		568,012
Iron & Steel–0.08%
Nucor 4.13% 9/15/22	200,000	208,452
		208,452
Lodging–0.10%
Marriott International 2.30% 1/15/22	250,000	252,606
		252,606
Machinery Construction & Mining–1.10%
ABB Finance USA 2.88% 5/8/22	250,000	257,039
Caterpillar Financial Services
0.25% 3/1/23	165,000	164,889
0.45% 9/14/23	630,000	630,218
0.65% 7/7/23	400,000	401,980
0.95% 5/13/22	250,000	251,996
1.90% 9/6/22	165,000	168,911
1.95% 11/18/22	150,000	153,873
2.40% 6/6/22	250,000	256,415
2.85% 6/1/22	200,000	205,972
3.65% 12/7/23	250,000	271,626
		2,762,919
Machinery Diversified–1.26%
CNH Industrial 4.50% 8/15/23	250,000	270,916
CNH Industrial Capital
1.95% 7/2/23	180,000	184,838
4.88% 4/1/21	300,000	300,000
John Deere Capital
0.25% 1/17/23	200,000	200,200
0.40% 10/10/23	175,000	175,249
0.45% 1/17/24	200,000	199,913

LVIP SSGA Short-Term Bond Index Fund–7

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified (continued)
John Deere Capital (continued)
0.70% 7/5/23	125,000	$ 125,968
1.20% 4/6/23	200,000	203,170
1.95% 6/13/22	70,000	71,388
2.15% 9/8/22	250,000	256,674
2.70% 1/6/23	200,000	208,299
2.80% 1/27/23	150,000	156,681
2.80% 3/6/23	250,000	261,764
2.95% 4/1/22	160,000	164,370
3.65% 10/12/23	250,000	269,855
Xylem 4.88% 10/1/21	100,000	102,122
		3,151,407
Media–1.63%
Charter Communications Operating
4.46% 7/23/22	700,000	730,068
4.50% 2/1/24	250,000	273,435
Comcast 3.60% 3/1/24	500,000	543,960
Comcast Cable Communications Holdings 9.46% 11/15/22	200,000	229,327
Discovery Communications 2.95% 3/20/23	250,000	261,193
Fox 3.67% 1/25/22	290,000	297,621
Thomson Reuters 4.30% 11/23/23	350,000	379,398
Time Warner Entertainment 8.38% 3/15/23	400,000	458,549
TWDC Enterprises 18 2.35% 12/1/22	200,000	206,561
Walt Disney
1.65% 9/1/22	90,000	91,657
3.00% 9/15/22	600,000	622,956
		4,094,725
Metal Fabricate & Hardware–0.10%
Precision Castparts 2.50% 1/15/23	250,000	258,073
		258,073
Mining–0.08%
Newmont 3.70% 3/15/23	200,000	209,986
		209,986
Miscellaneous Manufacturing–0.67%
3M 2.25% 3/15/23	250,000	259,055
Eaton 2.75% 11/2/22	550,000	570,634
General Electric 2.70% 10/9/22	500,000	517,027
Trane Technologies Global Holding 4.25% 6/15/23	300,000	323,856
		1,670,572
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–4.77%
BP Capital Markets
2.50% 11/6/22	850,000	$ 878,386
3.81% 2/10/24	500,000	544,997
3.99% 9/26/23	250,000	271,852
BP Capital Markets America
2.75% 5/10/23	350,000	366,754
2.94% 4/6/23	85,000	89,280
3.25% 5/6/22	350,000	361,135
Canadian Natural Resources 2.95% 1/15/23	400,000	415,129
Chevron
1.14% 5/11/23	785,000	798,626
2.36% 12/5/22	200,000	205,834
3.19% 6/24/23	350,000	368,919
Chevron USA
0.33% 8/12/22	260,000	260,196
0.43% 8/11/23	375,000	375,805
Diamondback Energy 0.90% 3/24/23	170,000	170,109
EOG Resources 2.63% 3/15/23	250,000	259,521
Exxon Mobil
1.57% 4/15/23	600,000	614,706
1.90% 8/16/22	510,000	521,371
2.73% 3/1/23	300,000	312,325
Marathon Oil 2.80% 11/1/22	68,000	69,748
Marathon Petroleum 4.50% 5/1/23	600,000	643,521
Phillips 66
3.70% 4/6/23	40,000	42,382
4.30% 4/1/22	488,000	506,425
Pioneer Natural Resources 0.75% 1/15/24	385,000	383,642
Shell International Finance
0.38% 9/15/23	500,000	500,585
2.25% 1/6/23	250,000	258,444
3.40% 8/12/23	450,000	482,408
3.50% 11/13/23	250,000	269,617
Suncor Energy 2.80% 5/15/23	235,000	245,477
Total Capital Canada 2.75% 7/15/23	750,000	789,908
Total Capital International 2.70% 1/25/23	200,000	208,535
Valero Energy
1.20% 3/15/24	500,000	501,506
2.70% 4/15/23	240,000	249,145
		11,966,288
Oil & Gas Services–0.47%
Baker Hughes 2.77% 12/15/22	355,000	368,169
Halliburton 3.50% 8/1/23	250,000	264,852
Schlumberger Investment 3.65% 12/1/23	500,000	536,731
		1,169,752

LVIP SSGA Short-Term Bond Index Fund–8

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.26%
Bemis 4.50% 10/15/21	118,000	$ 119,301
Berry Global 0.95% 2/15/24	250,000	248,823
Packaging Corporation of America 4.50% 11/1/23	250,000	272,280
		640,404
Pharmaceuticals–6.04%
AbbVie
2.30% 11/21/22	1,165,000	1,198,781
2.85% 5/14/23	250,000	260,770
2.90% 11/6/22	550,000	570,410
3.20% 11/6/22	150,000	155,641
3.25% 10/1/22	250,000	258,582
3.75% 11/14/23	350,000	376,974
AmerisourceBergen 0.74% 3/15/23	215,000	215,184
AstraZeneca 2.38% 6/12/22	550,000	562,095
Becton Dickinson & Co 2.89% 6/6/22	512,000	525,269
Bristol-Myers Squibb
0.54% 11/13/23	230,000	229,975
2.00% 8/1/22	250,000	255,268
2.60% 5/16/22	450,000	461,556
2.75% 2/15/23	200,000	208,564
3.25% 8/15/22	350,000	363,896
3.25% 2/20/23	289,000	303,255
Cardinal Health
2.62% 6/15/22	200,000	204,694
3.20% 3/15/23	200,000	209,997
Cigna
0.61% 3/15/24	100,000	99,576
3.00% 7/15/23	200,000	210,315
3.75% 7/15/23	271,000	289,820
CVS Health
2.75% 12/1/22	1,150,000	1,187,695
3.50% 7/20/22	150,000	155,297
3.70% 3/9/23	301,000	319,441
Eli Lilly & Co 2.35% 5/15/22	200,000	204,635
GlaxoSmithKline Capital
0.53% 10/1/23	375,000	375,506
2.85% 5/8/22	200,000	205,571
2.88% 6/1/22	700,000	718,179
3.38% 5/15/23	650,000	690,623
Johnson & Johnson 2.05% 3/1/23	300,000	308,548
Merck & Co
2.40% 9/15/22	200,000	204,917
2.80% 5/18/23	350,000	368,431
Mylan 4.20% 11/29/23	500,000	539,418
Novartis Capital
2.40% 5/17/22	400,000	408,652
2.40% 9/21/22	200,000	206,413
Pfizer
3.00% 6/15/23	250,000	263,485
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer (continued)
3.20% 9/15/23	250,000	$ 266,280
Sanofi 3.38% 6/19/23	300,000	319,786
Shire Acquisitions Investments Ireland 2.88% 9/23/23	400,000	420,304
Takeda Pharmaceutical 4.40% 11/26/23	500,000	546,489
Upjohn 1.13% 6/22/22	225,000	226,222
Zoetis 3.25% 2/1/23	250,000	260,533
		15,157,047
Pipelines–2.46%
Enbridge 2.90% 7/15/22	200,000	205,668
Energy Transfer Operating
3.60% 2/1/23	300,000	312,422
4.25% 3/15/23	250,000	263,839
5.20% 2/1/22	500,000	512,972
5.88% 1/15/24	500,000	556,587
Enterprise Products Operating 3.50% 2/1/22	300,000	307,666
Kinder Morgan 3.15% 1/15/23	250,000	261,035
Kinder Morgan Energy Partners
3.50% 9/1/23	350,000	372,368
5.00% 10/1/21	200,000	202,143
MPLX
3.38% 3/15/23	400,000	419,041
3.50% 12/1/22	100,000	104,347
ONEOK 7.50% 9/1/23	500,000	570,007
ONEOK Partners 3.38% 10/1/22	250,000	258,280
Plains All American Pipeline 3.65% 6/1/22	200,000	204,768
Sabine Pass Liquefaction
5.63% 4/15/23	400,000	433,773
6.25% 3/15/22	200,000	207,711
TransCanada PipeLines 2.50% 8/1/22	350,000	359,865
Williams
3.70% 1/15/23	400,000	418,273
7.88% 9/1/21	200,000	205,824
		6,176,589
Real Estate Investment Trusts–1.73%
American Tower
3.50% 1/31/23	600,000	631,336
4.70% 3/15/22	200,000	208,119
AvalonBay Communities 2.95% 9/15/22	200,000	205,868
Boston Properties 3.85% 2/1/23	300,000	315,220
Camden Property Trust 2.95% 12/15/22	50,000	51,777
CC Holdings 3.85% 4/15/23	350,000	372,658

LVIP SSGA Short-Term Bond Index Fund–9

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
ERP Operating 4.63% 12/15/21	200,000	$ 203,714
Essex Portfolio 3.25% 5/1/23	200,000	209,300
Kimco Realty 3.40% 11/1/22	250,000	260,379
Omega Healthcare Investors 4.38% 8/1/23	42,000	45,111
Piedmont Operating Partnership 3.40% 6/1/23	190,000	197,328
Public Storage 2.37% 9/15/22	200,000	205,347
Realtyome 4.65% 8/1/23	250,000	271,092
Simon Property Group 2.63% 6/15/22	450,000	459,249
SL Green Operating Partnership 3.25% 10/15/22	150,000	154,726
Welltower 3.63% 3/15/24	500,000	539,388
		4,330,612
Retail–1.95%
AutoZone
3.13% 7/15/23	200,000	210,573
3.70% 4/15/22	200,000	205,106
Costco Wholesale 2.30% 5/18/22	250,000	255,241
Dollar General 3.25% 4/15/23	250,000	263,059
Dollar Tree 3.70% 5/15/23	300,000	318,480
Home Depot
2.63% 6/1/22	250,000	256,294
2.70% 4/1/23	250,000	260,176
Kohl's 3.25% 2/1/23	250,000	258,928
Lowe's Companies
3.12% 4/15/22	200,000	204,388
3.88% 9/15/23	200,000	214,489
McDonald's 3.35% 4/1/23	200,000	210,697
Starbucks
1.30% 5/7/22	385,000	388,946
2.70% 6/15/22	200,000	204,711
Walgreen 3.10% 9/15/22	250,000	259,128
Walmart
2.35% 12/15/22	150,000	155,227
2.55% 4/11/23	350,000	364,435
3.40% 6/26/23	800,000	853,294
		4,883,172
Savings & Loans–0.08%
People's United Financial 3.65% 12/6/22	200,000	208,479
		208,479
Semiconductors–1.37%
Analog Devices 2.50% 12/5/21	150,000	151,912
Broadcom 3.63% 1/15/24	350,000	375,085
Intel
2.70% 12/15/22	600,000	624,155
3.10% 7/29/22	150,000	155,376
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Microchip Technology
3.92% 6/1/21	200,000	$ 201,156
4.33% 6/1/23	200,000	214,508
Micron Technology 2.50% 4/24/23	370,000	384,019
NXP 4.88% 3/1/24	500,000	555,728
QUALCOMM
2.60% 1/30/23	300,000	311,617
3.00% 5/20/22	250,000	257,688
Texas Instruments 1.85% 5/15/22	200,000	203,466
		3,434,710
Software–2.59%
Adobe 1.70% 2/1/23	210,000	215,308
Fidelity National Information Services
0.38% 3/1/23	160,000	159,489
0.60% 3/1/24	635,000	631,323
Fiserv
3.50% 10/1/22	250,000	259,402
3.80% 10/1/23	250,000	268,768
Intuit 0.65% 7/15/23	80,000	80,372
Microsoft
2.00% 8/8/23	900,000	933,124
2.38% 5/1/23	300,000	311,401
2.65% 11/3/22	100,000	103,535
Oracle
2.40% 9/15/23	750,000	780,322
2.50% 5/15/22	300,000	305,856
2.50% 10/15/22	550,000	567,582
2.63% 2/15/23	400,000	414,217
3.63% 7/15/23	300,000	319,992
Roper Technologies
0.45% 8/15/22	50,000	49,979
3.65% 9/15/23	300,000	321,459
salesforce.com 3.25% 4/11/23	250,000	264,092
VMware 2.95% 8/21/22	500,000	515,623
		6,501,844
Telecommunications–1.99%
America Movil 3.13% 7/16/22	250,000	258,282
AT&T
0.90% 3/25/24	600,000	601,281
2.63% 12/1/22	350,000	360,844
3.00% 6/30/22	450,000	462,519
Bell Canada 0.75% 3/17/24	250,000	249,669
Cisco Systems 2.20% 9/20/23	200,000	209,031
Rogers Communications 4.10% 10/1/23	500,000	538,726
Telefonaktiebolaget LM Ericsson 4.13% 5/15/22	250,000	258,835
Telefonica Emisiones 4.57% 4/27/23	250,000	269,473

LVIP SSGA Short-Term Bond Index Fund–10

LVIP SSGA Short-Term Bond Index Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Verizon Communications
0.75% 3/22/24	475,000	$ 475,521
2.45% 11/1/22	200,000	205,390
5.15% 9/15/23	1,000,000	1,109,107
		4,998,678
Textiles–0.08%
Mohawk Industries 3.85% 2/1/23	200,000	210,293
		210,293
Toys Games Hobby–0.10%
Hasbro 2.60% 11/19/22	240,000	247,551
		247,551
Transportation–1.21%
Burlington Northern Santa Fe
3.05% 9/1/22	200,000	206,265
3.85% 9/1/23	450,000	483,042
FedEx 3.40% 1/14/22	170,000	173,960
Norfolk Southern 2.90% 2/15/23	200,000	207,535
Ryder System
3.40% 3/1/23	200,000	209,901
3.65% 3/18/24	250,000	269,867
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Union Pacific
3.15% 3/1/24	500,000	$ 534,881
3.50% 6/8/23	250,000	265,412
United Parcel Service
2.35% 5/16/22	150,000	153,183
2.45% 10/1/22	300,000	309,314
2.50% 4/1/23	200,000	208,417
		3,021,777
Total Corporate Bonds (Cost $246,104,232)		248,631,481

	Number of Shares
MONEY MARKET FUND–0.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	1,808,449	1,808,449
Total Money Market Fund (Cost $1,808,449)		1,808,449

TOTAL INVESTMENTS–99.85% (Cost $247,912,681)	250,439,930

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	383,024
NET ASSETS APPLICABLE TO 24,130,329 SHARES OUTSTANDING–100.00%	$250,822,954

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.

Summary of Abbreviations:
HSBC–Hong Kong and Shanghai Banking Corporation
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
See accompanying notes.
LVIP SSGA Short-Term Bond Index Fund–11

LVIP SSGA Short-Term Bond Index Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Short-Term Bond Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds	$—	$248,631,481	$—	$248,631,481
Money Market Fund	1,808,449	—	—	1,808,449
Total Investments	$1,808,449	$248,631,481	$—	$250,439,930
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Short-Term Bond Index Fund–12